Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 39.6%
United States – 39.6%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	209,050	$117,263,872
1.75%, 08/15/2041		67,323	47,210,184
2.00%, 11/15/2041		9,057	6,616,148
2.25%, 08/15/2046		12,530	9,131,238
2.375%, 02/15/2042		11,433	8,889,235
2.375%, 11/15/2049		2,885	2,150,227
2.50%, 02/15/2045		1,916	1,480,409
2.50%, 05/15/2046		23,956	18,378,744
3.00%, 05/15/2045		23,139	19,501,838
3.00%, 08/15/2048		28,274	23,811,841
3.00%, 02/15/2049		26,971	22,773,891
3.25%, 05/15/2042		11,593	10,326,649
3.375%, 08/15/2042		19,569	17,730,986
3.375%, 05/15/2044		5,710	5,138,550
3.50%, 02/15/2039		4,254	4,071,876
3.625%, 05/15/2053		27,235	26,132,642
3.75%, 11/15/2043		10,205	9,729,830
3.875%, 02/15/2043		12,073	11,752,019
3.875%, 05/15/2043		14,673	14,292,711
4.00%, 11/15/2042		33,530	33,262,808
4.375%, 02/15/2038		1,920	2,040,300
4.375%, 11/15/2039		47,210	49,895,069
4.50%, 02/15/2036		4,048	4,361,289
4.75%, 02/15/2037		4,156	4,590,432
U.S. Treasury Notes 0.50%, 11/30/2023		32,279	31,643,213
1.25%, 11/30/2026		48,088	43,309,615
1.25%, 08/15/2031(a)		28,478	23,360,941
1.625%, 05/15/2026(a)		236,708	218,362,945
1.75%, 11/15/2029		11,550	10,122,492
2.625%, 02/15/2029		30,853	28,577,777
2.75%, 07/31/2027		20,566	19,383,832
3.125%, 08/31/2027		14,336	13,704,416
3.375%, 05/15/2033		20,977	20,216,487
3.50%, 04/30/2028		34,093	33,113,118
3.50%, 02/15/2033		24,243	23,602,346
3.625%, 03/31/2028		28,384	27,714,413
3.875%, 11/30/2027		159,618	157,323,590
3.875%, 12/31/2027		75,973	74,881,085
4.00%, 02/29/2028		13,956	13,849,447
4.125%, 09/30/2027		20,692	20,568,942
4.125%, 11/15/2032		22,554	23,032,762
4.625%, 02/28/2025		64,333	63,830,696

Total Governments - Treasuries (cost $1,424,709,646)			1,317,130,905

CORPORATES - INVESTMENT GRADE – 20.6%
Industrial – 10.9%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		1,724	1,473,934
Freeport Indonesia PT 4.763%, 04/14/2027(b)		904	870,353

	Principal Amount (000)		U.S. $ Value

Glencore Funding LLC 5.40%, 05/08/2028(b)	U.S.$	3,861	$3,827,139

			6,171,426

Capital Goods – 0.5%
Flowserve Corp. 2.80%, 01/15/2032		4,669	3,719,559
Regal Rexnord Corp. 6.05%, 02/15/2026(b)		6,295	6,306,961
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		1,849	1,870,929
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,060,435
4.40%, 03/15/2024(c)		4,344	4,285,660

			17,243,544

Communications - Media – 0.8%
Cox Communications, Inc. 5.70%, 06/15/2033(b)		2,332	2,354,690
Discovery Communications LLC 5.20%, 09/20/2047		1,999	1,647,476
5.30%, 05/15/2049		857	711,370
Fox Corp. 4.709%, 01/25/2029		2,656	2,582,907
5.576%, 01/25/2049		4,396	4,110,788
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		1,966	1,894,929
5.375%, 06/15/2033		3,206	3,174,004
Meta Platforms, Inc. 4.95%, 05/15/2033		3,350	3,345,209
Prosus NV 3.257%, 01/19/2027(b)		1,724	1,557,548
4.027%, 08/03/2050(b)		1,993	1,238,151
Tencent Holdings Ltd. 3.24%, 06/03/2050(b)		4,830	3,171,330
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,768,873

			27,557,275

Communications - Telecommunications – 0.2%
T-Mobile USA, Inc. 3.875%, 04/15/2030		3,533	3,256,755
5.05%, 07/15/2033		2,403	2,359,505

			5,616,260

Consumer Cyclical - Automotive – 0.8%
General Motors Co. 6.125%, 10/01/2025		1,152	1,159,511
General Motors Financial Co., Inc. 4.30%, 04/06/2029		710	652,263
5.80%, 06/23/2028		3,929	3,915,131
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		7,064	6,335,136
6.50%, 03/10/2028(b)		1,242	1,242,584

	Principal Amount (000)		U.S. $ Value

Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(b)	U.S.$	5,380	$5,326,845
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		8,330	7,573,636

			26,205,106

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029		8,755	7,820,141
Marriott International, Inc./MD 4.90%, 04/15/2029		6,432	6,258,979
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	3,401,346

			17,480,466

Consumer Cyclical - Retailers – 0.6%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		8,625	7,404,994
Lowe’s Cos., Inc. 5.80%, 09/15/2062		4,887	4,848,148
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,785,345

			20,038,487

Consumer Non-Cyclical – 1.6%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,435,023
BAT Capital Corp. 2.259%, 03/25/2028		11,104	9,518,904
4.906%, 04/02/2030		3,799	3,592,562
7.75%, 10/19/2032		838	921,750
Cargill, Inc. 5.125%, 10/11/2032(b)		3,643	3,671,452
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,236,114
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,522,806
5.00%, 11/17/2025		4,607	4,585,301
5.375%, 02/15/2033		8,162	8,147,390
5.625%, 11/17/2029		829	844,685
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		2,211	2,198,066
Zoetis, Inc. 5.40%, 11/14/2025		5,180	5,195,022

			51,869,075

Energy – 1.7%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		5,587	3,826,592
4.893%, 09/11/2033		4,713	4,665,964
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		5,368	4,132,125
5.75%, 01/15/2031(b)		3,997	3,808,901

	Principal Amount (000)		U.S. $ Value

Devon Energy Corp. 5.60%, 07/15/2041	U.S.$	4,914	$4,626,924
Ecopetrol SA 8.625%, 01/19/2029		4,800	4,807,200
EQT Corp. 5.70%, 04/01/2028		1,958	1,941,455
Oleoducto Central SA 4.00%, 07/14/2027(b)		319	279,690
ONEOK Partners LP 6.125%, 02/01/2041		294	284,248
ONEOK, Inc. 4.35%, 03/15/2029		4,164	3,874,602
6.35%, 01/15/2031		1,081	1,112,727
Ovintiv, Inc. 5.65%, 05/15/2028		1,555	1,526,170
6.25%, 07/15/2033		2,216	2,187,392
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		3,754	3,305,885
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	5,897,198
Var Energi ASA 7.50%, 01/15/2028(b)		5,044	5,198,296
8.00%, 11/15/2032(b)		4,495	4,773,061

			56,248,430

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(b)		4,277	4,260,790
6.25%, 06/15/2033(b)		2,528	2,542,637

			6,803,427

Services – 0.6%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,680	7,873,809
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	3,033	3,408,237
Expedia Group, Inc. 6.25%, 05/01/2025(b)	U.S.$	211	211,705
Global Payments, Inc. 3.20%, 08/15/2029		3,208	2,788,650
5.40%, 08/15/2032		4,124	4,018,755
Verisk Analytics, Inc. 5.75%, 04/01/2033		3,088	3,228,597

			21,529,753

Technology – 2.7%
Apple, Inc. 4.10%, 08/08/2062		5,020	4,396,566
Broadcom, Inc. 3.137%, 11/15/2035(b)		1,202	921,309
3.187%, 11/15/2036(b)		8,430	6,370,467
4.15%, 11/15/2030		1,542	1,417,052
4.15%, 04/15/2032(b)		2,002	1,812,831
4.926%, 05/15/2037(b)		4,241	3,829,241

	Principal Amount (000)		U.S. $ Value

Entegris Escrow Corp. 4.75%, 04/15/2029(b)	U.S.$	5,311	$4,931,795
Fiserv, Inc. 3.50%, 07/01/2029		9,632	8,814,436
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	5,113	5,649,216
HP, Inc. 5.50%, 01/15/2033	U.S.$	8,393	8,243,856
Infor, Inc. 1.75%, 07/15/2025(b)		2,719	2,481,849
KLA Corp. 4.10%, 03/15/2029		1,349	1,298,291
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	8,361,435
Lenovo Group Ltd. 5.831%, 01/27/2028(b)		2,626	2,606,121
6.536%, 07/27/2032(b)		5,309	5,352,321
Micron Technology, Inc. 6.75%, 11/01/2029		8,375	8,705,478
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,151,169
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	2,934,324
Oracle Corp. 5.375%, 07/15/2040		1,114	1,063,235
SK Hynix, Inc. 2.375%, 01/19/2031(b)		1,818	1,399,806
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,598,294
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,080,435
3.10%, 02/01/2032		408	302,022

			88,721,549

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(b)		2,827	2,765,040
4.75%, 10/20/2028(b)		3,940	3,824,124

			6,589,164

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		424	379,492
5.875%, 07/05/2034(b)		1,025	999,067

			1,378,559

Transportation - Services – 0.3%
ENA Master Trust 4.00%, 05/19/2048(b)		1,235	917,346
ERAC USA Finance LLC 4.60%, 05/01/2028(b)		3,217	3,130,173
4.90%, 05/01/2033(b)		5,027	4,913,138

			8,960,657

			362,413,178

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 9.1%
Banking – 6.9%
AIB Group PLC 4.263%, 04/10/2025(b)	U.S.$	1,293	$1,262,472
7.583%, 10/14/2026(b)		10,800	10,985,760
Ally Financial, Inc. 6.992%, 06/13/2029		4,741	4,684,914
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(b)		5,996	5,495,754
Banco Santander SA 4.175%, 03/24/2028		3,200	2,998,848
Bank of Ireland Group PLC 6.253%, 09/16/2026(b)		2,285	2,270,033
Barclays PLC 6.224%, 05/09/2034		3,451	3,439,094
7.385%, 11/02/2028		5,126	5,355,850
BNP Paribas SA 2.591%, 01/20/2028(b)		2,660	2,378,040
4.625%, 02/25/2031(b) (d)		1,913	1,353,008
7.375%, 08/19/2025(b) (d)		3,060	2,969,455
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,807,303
6.377%, 06/08/2034		5,768	5,726,874
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,061,151
9.341% (LIBOR 3 Month + 4.07%), 10/30/2023(d) (e)		1,058	1,057,841
Series W 4.00%, 12/10/2025(d)		3,243	2,783,434
Citizens Financial Group, Inc. 4.30%, 12/03/2025		4,790	4,440,378
Cooperatieve Rabobank UA 5.564%, 02/28/2029(b)		7,918	7,828,922
Danske Bank A/S 4.298%, 04/01/2028(b)		5,462	5,110,193
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	3,747,573
2.552%, 01/07/2028		604	524,254
3.961%, 11/26/2025		1,336	1,273,582
6.119%, 07/14/2026		4,828	4,790,969
Discover Bank 4.682%, 08/09/2028		2,264	2,056,572
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(d)		3,016	2,480,660
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,071,357
2.848%, 06/04/2031		7,601	6,322,284
8.113%, 11/03/2033		9,225	10,230,617

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 5.017%, 06/26/2024(b)	U.S.$	6,204	$6,007,519
7.00%, 11/21/2025(b)		819	826,363
KBC Group NV 5.796%, 01/19/2029(b)		1,666	1,659,219
Lloyds Banking Group PLC 5.871%, 03/06/2029		2,422	2,404,441
7.50%, 06/27/2024(d)		2,328	2,224,893
7.953%, 11/15/2033		3,067	3,322,052
8.00%, 09/27/2029(d)		4,131	3,761,028
Mizuho Financial Group, Inc. 5.739%, 05/27/2031		7,918	7,898,205
Morgan Stanley 0.406%, 10/29/2027	EUR	3,196	3,041,986
4.21%, 04/20/2028	U.S.$	4,283	4,115,278
Series G 3.772%, 01/24/2029		5,695	5,319,700
Nationwide Building Society 2.972%, 02/16/2028(b)		5,154	4,631,951
NatWest Group PLC 4.269%, 03/22/2025		2,373	2,330,476
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		1,755	1,682,799
Santander Holdings USA, Inc. 2.49%, 01/06/2028		3,137	2,712,846
6.499%, 03/09/2029		2,742	2,714,854
Santander UK Group Holdings PLC 6.833%, 11/21/2026		7,481	7,501,199
Societe Generale SA 2.797%, 01/19/2028(b)		9,487	8,392,105
Standard Chartered PLC 3.971%, 03/30/2026(b)		3,723	3,566,001
6.187%, 07/06/2027(b)		3,042	3,044,221
6.783% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (d) (e)		300	276,384
Swedbank AB Series NC5 5.625%, 09/17/2024(b) (d)		400	377,456
Truist Financial Corp. 1.95%, 06/05/2030		1,039	826,140
5.122%, 01/26/2034		5,076	4,807,936
UBS Group AG 3.091%, 05/14/2032(b)		8,899	7,190,036
4.194%, 04/01/2031(b)		2,852	2,533,403
4.988%, 08/05/2033(b)		4,928	4,567,270
6.373%, 07/15/2026(b)		6,080	6,042,122
7.00%, 02/19/2025(b) (d)		408	387,971
UniCredit SpA 1.982%, 06/03/2027(b)		271	238,683
2.569%, 09/22/2026(b)		6,253	5,661,529
3.127%, 06/03/2032(b)		1,858	1,476,274
US Bancorp Series J 5.30%, 04/15/2027(d)		3,485	2,825,638

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. 3.584%, 05/22/2028	U.S.$	2,117	$1,972,642
Series BB 3.90%, 03/15/2026(d)		2,664	2,342,056

			229,189,868

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)		1,529	1,466,418
Series I 4.00%, 06/01/2026(d)		7,570	6,142,147

			7,608,565

Finance – 1.0%
Air Lease Corp. 3.625%, 04/01/2027		303	280,157
Aircastle Ltd. 2.85%, 01/26/2028(b)		8,390	7,135,024
4.125%, 05/01/2024		1,481	1,446,863
4.25%, 06/15/2026		530	499,371
5.25%, 08/11/2025(b)		3,730	3,603,702
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		4,547	4,047,603
1.95%, 09/20/2026(b)		1,485	1,288,089
3.50%, 11/01/2027(b)		1,314	1,163,258
4.125%, 08/01/2025(b)		35	32,769
4.375%, 01/30/2024(b)		1,300	1,278,719
4.875%, 10/01/2025(b)		1,447	1,381,017
5.50%, 12/15/2024(b)		2,808	2,747,179
6.375%, 07/15/2030(b)		1,599	1,586,912
Synchrony Financial 2.875%, 10/28/2031		4,872	3,529,472
3.95%, 12/01/2027		861	749,991
4.50%, 07/23/2025		869	821,274
4.875%, 06/13/2025		831	790,314

			32,381,714

Insurance – 0.4%
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		5,200	5,459,272
Prudential Financial, Inc. 5.20%, 03/15/2044		1,970	1,938,835
5.375%, 05/15/2045		615	600,658
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		5,000	4,782,050

			12,780,815

Other Finance – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(f)		4,889	5,059,088

	Principal Amount (000)		U.S. $ Value

REITs – 0.5%
American Tower Corp. 2.10%, 06/15/2030	U.S.$	1,515	$1,226,968
3.65%, 03/15/2027		3,517	3,295,921
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,731	3,824,257
Host Hotels & Resorts LP Series I 3.50%, 09/15/2030		1,343	1,139,616
Vornado Realty LP 3.40%, 06/01/2031		7,733	5,576,034

			15,062,796

			302,082,846

Utility – 0.6%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		1,655	1,412,998
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(b)		1,912	1,471,666
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	2,695,287
Electricite de France SA 9.125%, 03/15/2033(b) (d)		1,420	1,454,052
Engie Energia Chile SA 3.40%, 01/28/2030(b)		3,834	3,168,341
National Grid PLC 5.809%, 06/12/2033		3,036	3,090,405
NRG Energy, Inc. 7.00%, 03/15/2033(b)		5,900	5,957,171

			19,249,920

Other Utility – 0.0%
American Water Capital Corp. 3.45%, 06/01/2029		1,654	1,535,144

			20,785,064

Total Corporates - Investment Grade (cost $745,410,591)			685,281,088

MORTGAGE PASS-THROUGHS – 18.1%
Agency Fixed Rate 30-Year – 17.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		5,898	5,459,074
3.50%, 10/01/2049		5,806	5,369,204
3.50%, 11/01/2049		2,166	2,002,116
Series 2020 3.50%, 01/01/2050		4,825	4,466,501
Series 2022 2.00%, 03/01/2052		25,842	21,163,873
2.50%, 04/01/2052		31,076	26,496,946
3.00%, 03/01/2052		16,901	14,967,140

	Principal Amount (000)			U.S. $ Value

Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033	U.S.$	1		$508
Series 2007 5.50%, 07/01/2035		510		516,034
Series 2016 4.00%, 02/01/2046		4,546		4,368,161
Series 2017 4.00%, 07/01/2044		3,141		3,017,624
Series 2018 4.00%, 08/01/2048		2,253		2,153,421
4.50%, 10/01/2048		3,731		3,645,987
4.50%, 11/01/2048		4,189		4,090,692
5.00%, 09/01/2048		1,217		1,217,741
5.00%, 11/01/2048		1,577		1,577,369
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		959
Series 2003 5.50%, 04/01/2033		423		426,924
5.50%, 07/01/2033		929		936,797
5.50%, 11/01/2033		0	**	100
Series 2004 5.50%, 04/01/2034		218		220,157
5.50%, 05/01/2034		201		203,285
5.50%, 11/01/2034		767		775,336
6.50%, 08/01/2034		1		1,007
Series 2005 5.50%, 02/01/2035		1,052		1,063,851
Series 2006 5.50%, 04/01/2036		192		194,802
Series 2007 5.50%, 09/01/2036		367		370,850
Series 2008 6.00%, 03/01/2037		3		2,712
Series 2010 4.00%, 12/01/2040		2,005		1,924,400
Series 2012 3.50%, 02/01/2042		1,280		1,194,099
3.50%, 11/01/2042		13,719		12,791,453
3.50%, 01/01/2043		2,337		2,177,441
Series 2013 3.50%, 04/01/2043		7,856		7,319,023
4.00%, 10/01/2043		6,336		6,080,185
Series 2015 3.00%, 05/01/2045		2,539		2,290,493
3.00%, 08/01/2045		4,587		4,138,164
Series 2018 3.50%, 02/01/2048		3,068		2,833,064
3.50%, 05/01/2048		1,271		1,179,126
4.50%, 09/01/2048		5,969		5,826,255
Series 2019 3.50%, 08/01/2049		1,943		1,796,519
3.50%, 09/01/2049		2,332		2,158,630
3.50%, 10/01/2049		6,078		5,617,928
3.50%, 11/01/2049		4,741		4,380,912
Series 2020 3.50%, 01/01/2050		4,588		4,242,414
Series 2021 2.00%, 07/01/2051		27,127		22,148,005
2.50%, 01/01/2052		8,574		7,321,179

	Principal Amount (000)		U.S. $ Value

Series 2022 2.50%, 03/01/2052	U.S.$	18,609	$15,827,843
2.50%, 04/01/2052		20,276	17,283,536
2.50%, 05/01/2052		25,162	21,449,022
3.00%, 02/01/2052		20,068	17,787,119
3.00%, 03/01/2052		25,663	22,726,997
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,282	1,163,287
3.00%, 05/20/2046		1,195	1,084,534
3.00%, 12/20/2046		343	311,006
Series 2023 3.00%, 07/01/2053, TBA		4,175	3,729,537
4.00%, 07/01/2053, TBA		13,580	12,839,807
4.50%, 07/01/2053, TBA		58,866	56,797,708
5.00%, 07/01/2053, TBA		48,025	47,186,680
Uniform Mortgage-Backed Security Series 2023 2.00%, 07/01/2053, TBA		54,968	44,792,676
2.50%, 07/01/2053, TBA		44,513	37,723,023
3.00%, 07/01/2053, TBA		9,249	8,137,823
4.00%, 07/01/2053, TBA		29,290	27,479,520
4.50%, 07/01/2053, TBA		8,559	8,224,667
5.00%, 07/01/2053, TBA		8,405	8,234,602
5.50%, 07/01/2053, TBA		31,585	31,433,218

			584,341,066

Agency Fixed Rate 15-Year – 0.5%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		7	6,313
Series 2016 2.50%, 02/01/2031		12	11,260
2.50%, 04/01/2031		8	7,759
2.50%, 05/01/2031		35	33,054
2.50%, 07/01/2031		1,170	1,090,833
2.50%, 08/01/2031		414	385,728
2.50%, 09/01/2031		219	204,252
2.50%, 10/01/2031		1,280	1,193,436
2.50%, 11/01/2031		8,770	8,172,922
2.50%, 12/01/2031		3,242	3,020,891
2.50%, 01/01/2032		439	409,258
Series 2017 2.50%, 01/01/2032		2,135	1,989,704
2.50%, 02/01/2032		117	109,456

			16,634,866

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		171	167,009
4.50%, 08/01/2029		48	46,766
4.50%, 10/01/2029		9	8,968

			222,743

	Principal Amount (000)			U.S. $ Value

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 4.595% (LIBOR 12 Month + 2.18%), 12/01/2036(e)	U.S.$	0	**	$144
Series 2007 4.60% (LIBOR 12 Month + 2.10%), 03/01/2037(e)		0	**	350

				494

Total Mortgage Pass-Throughs (cost $634,892,356)				601,199,169

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.9%
Risk Share Floating Rate – 7.3%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.10% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (e)		437		437,863
Series 2021-1A, Class M1C 8.017% (SOFR + 2.95%), 03/25/2031(b) (e)		4,197		4,263,544
Series 2021-2A, Class M1B 6.567% (SOFR + 1.50%), 06/25/2031(b) (e)		7,664		7,569,328
Series 2021-3A, Class A2 6.067% (SOFR + 1.00%), 09/25/2031(b) (e)		7,199		7,036,965
Series 2022-1, Class M1B 7.217% (SOFR + 2.15%), 01/26/2032(b) (e)		3,969		3,929,860
Series 2022-2, Class M1A 9.067% (SOFR + 4.00%), 09/27/2032(b) (e)		7,387		7,544,080
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 6.717% (SOFR + 1.65%), 12/25/2041(b) (e)		3,513		3,399,535
Series 2022-R01, Class 1M2 6.967% (SOFR + 1.90%), 12/25/2041(b) (e)		9,352		9,112,751
Series 2022-R02, Class 2M1 6.267% (SOFR + 1.20%), 01/25/2042(b) (e)		5,993		5,961,432
Series 2022-R03, Class 1M2 8.567% (SOFR + 3.50%), 03/25/2042(b) (e)		6,435		6,567,825
Series 2022-R04, Class 1M2 8.167% (SOFR + 3.10%), 03/25/2042(b) (e)		1,747		1,764,230
Series 2022-R05, Class 2M2 8.067% (SOFR + 3.00%), 04/25/2042(b) (e)		5,001		4,982,127

	Principal Amount (000)		U.S. $ Value

Series 2022-R06, Class 1M1 7.817% (SOFR + 2.75%), 05/25/2042(b) (e)	U.S.$	5,892	$6,006,818
Series 2022-R07, Class 1M1 8.017% (SOFR + 2.95%), 06/25/2042(b) (e)		7,939	8,126,681
Series 2022-R08, Class 1M1 7.617% (SOFR + 2.55%), 07/25/2042(b) (e)		6,154	6,240,976
Series 2023-R01, Class 1M1 7.467% (SOFR + 2.40%), 12/25/2042(b) (e)		4,845	4,873,456
Series 2023-R02, Class 1M1 7.367% (SOFR + 2.30%), 01/25/2043(b) (e)		3,566	3,579,564
Series 2023-R03, Class 2M1 7.567% (SOFR + 2.50%), 04/25/2043(b) (e)		5,791	5,842,750
Series 2023-R04, Class 1M1 7.367% (SOFR + 2.30%), 05/25/2043(b) (e)		7,734	7,770,440
Series 2023-R05, Class 1M1 6.97% (SOFR + 1.90%), 06/25/2043(b) (e)		7,449	7,456,224
Eagle Re Ltd. Series 2018-1, Class M2 8.15% (LIBOR 1 Month + 3.00%), 11/25/2028(b) (e)		617	623,134
Series 2021-2, Class M1B 7.117% (SOFR + 2.05%), 04/25/2034(b) (e)		2,360	2,369,884
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(e)		381	385,141
Series 2014-DN3, Class M3 9.15% (LIBOR 1 Month + 4.00%), 08/25/2024(e)		334	337,304
Series 2015-DNA1, Class M3 8.45% (LIBOR 1 Month + 3.30%), 10/25/2027(e)		800	809,185
Series 2016-HQA3, Class M3 9.00% (LIBOR 1 Month + 3.85%), 03/25/2029(e)		1,089	1,133,501
Series 2020-DNA5, Class M2 7.867% (SOFR + 2.80%), 10/25/2050(b) (e)		2,134	2,170,000
Series 2021-DNA3, Class M2 7.167% (SOFR + 2.10%), 10/25/2033(b) (e)		3,221	3,159,807

	Principal Amount (000)		U.S. $ Value

Series 2021-DNA5, Class M2 6.717% (SOFR + 1.65%), 01/25/2034(b) (e)	U.S.$	2,093	$2,089,646
Series 2021-DNA6, Class M2 6.567% (SOFR + 1.50%), 10/25/2041(b) (e)		9,778	9,534,021
Series 2021-DNA7, Class M2 6.867% (SOFR + 1.80%), 11/25/2041(b) (e)		9,563	9,214,462
Series 2021-HQA3, Class M1 5.917% (SOFR + 0.85%), 09/25/2041(b) (e)		2,815	2,730,214
Series 2021-HQA4, Class M2 7.417% (SOFR + 2.35%), 12/25/2041(b) (e)		6,126	5,812,395
Series 2022-DNA1, Class M1A 6.067% (SOFR + 1.00%), 01/25/2042(b) (e)		3,399	3,340,256
Series 2022-DNA1, Class M1B 6.917% (SOFR + 1.85%), 01/25/2042(b) (e)		4,940	4,781,040
Series 2022-DNA2, Class M1B 7.467% (SOFR + 2.40%), 02/25/2042(b) (e)		7,072	6,988,352
Series 2022-DNA3, Class M1B 7.967% (SOFR + 2.90%), 04/25/2042(b) (e)		2,957	2,952,721
Series 2022-DNA4, Class M1B 8.417% (SOFR + 3.35%), 05/25/2042(b) (e)		5,585	5,647,512
Series 2022-DNA5, Class M1B 9.567% (SOFR + 4.50%), 06/25/2042(b) (e)		9,989	10,488,181
Series 2022-DNA6, Class M1A 7.217% (SOFR + 2.15%), 09/25/2042(b) (e)		2,867	2,884,187
Series 2022-DNA7, Class M1A 7.567% (SOFR + 2.50%), 03/25/2052(b) (e)		7,831	7,896,995
Series 2022-HQA1, Class M1B 8.567% (SOFR + 3.50%), 03/25/2042(b) (e)		1,664	1,695,476
Series 2023-DNA1, Class M1A 7.167% (SOFR + 2.10%), 03/25/2043(b) (e)		4,282	4,290,071
Series 2023-DNA2, Class M1A 7.167% (SOFR + 2.10%), 04/25/2043(b) (e)		5,442	5,457,357
Series 2023-HQA1, Class M1A 7.067% (SOFR + 2.00%), 05/25/2043(b) (e)		5,705	5,714,227
Series 2023-HQA2, Class M1A 7.067% (SOFR + 2.00%), 06/25/2043(b) (e)		5,859	5,877,441

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.85% (LIBOR 1 Month + 5.70%), 04/25/2028(e)	U.S.$	902	$960,872
Series 2016-C02, Class 1M2 11.15% (LIBOR 1 Month + 6.00%), 09/25/2028(e)		267	280,776
Series 2016-C03, Class 1M2 10.45% (LIBOR 1 Month + 5.30%), 10/25/2028(e)		1,056	1,123,119
Series 2021-R02, Class 2M2 7.067% (SOFR + 2.00%), 11/25/2041(b) (e)		4,242	4,127,826
Home Re Ltd. Series 2021-2, Class M1B 6.667% (SOFR + 1.60%), 01/25/2034(b) (e)		3,374	3,358,211
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (f)		198	193,205
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.667% (SOFR + 1.60%), 04/25/2034(b) (e)		6,493	6,470,564
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 8.928% (LIBOR 1 Month + 3.75%), 05/30/2023(b) (e)		2,614	2,571,221
Series 2019-3R, Class A 8.878% (LIBOR 1 Month + 3.70%), 11/27/2031(b) (e)		197	192,096
Series 2020-1R, Class A 8.528% (LIBOR 1 Month + 3.35%), 02/27/2023(e) (f)		839	808,832
Triangle Re Ltd. Series 2021-3, Class M1A 6.967% (SOFR + 1.90%), 02/25/2034(b) (e)		2,733	2,738,545
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.40% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (f)		946	890,380
Series 2015-WF1, Class 2M2 10.65% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (f)		239	229,759

			244,794,365

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(g)	U.S.$	9,569	$1,712,507
Series 5040, Class AI 3.50%, 11/25/2050(g)		6,987	1,140,209
Series 5043, Class IO 5.00%, 11/25/2050(g)		14,205	3,065,875
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.135%, 05/28/2035		1,327	1,216,592
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(g)		6,484	1,039,082

			8,174,265

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 0.907% (6.10% - LIBOR 1 Month), 12/15/2044(e) (h)		6,801	616,739
Series 4585, Class DS 0.807% (6.00% - LIBOR 1 Month), 05/15/2046(e) (h)		4,509	428,187
Series 4693, Class SL 0.957% (6.15% - LIBOR 1 Month), 06/15/2047(e) (h)		2,862	284,933
Series 4954, Class SL 0.90% (6.05% - LIBOR 1 Month), 02/25/2050(e) (h)		2,066	206,370
Series 4981, Class HS 0.95% (6.10% - LIBOR 1 Month), 06/25/2050(e) (h)		17,175	1,664,480
Federal National Mortgage Association REMICs Series 2015-26, Class SH 1.30% (6.45% - LIBOR 1 Month), 05/25/2045(e) (h)		5,382	641,794
Series 2016-106, Class ES 0.85% (6.00% - LIBOR 1 Month), 01/25/2047(e) (h)		3,224	314,181
Series 2017-62, Class AS 1.00% (6.15% - LIBOR 1 Month), 08/25/2047(e) (h)		3,970	428,386
Series 2017-97, Class SW 1.05% (6.20% - LIBOR 1 Month), 12/25/2047(e) (h)		5,779	591,299
Government National Mortgage Association Series 2017-122, Class SA 1.043% (6.20% - LIBOR 1 Month), 08/20/2047(e) (h)		4,832	518,201

	Principal Amount (000)		U.S. $ Value

Series 2017-134, Class MS 1.043% (6.20% - LIBOR 1 Month), 09/20/2047(e) (h)	U.S.$	5,505	$610,360
Series 2017-43, Class ST 0.954% (6.10% - LIBOR 1 Month), 03/20/2047(e) (h)		6,756	672,815

			6,977,745

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.53% (LIBOR 1 Month + 0.38%), 12/25/2036(e)		3,747	1,314,716
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.65% (LIBOR 1 Month + 0.50%), 03/25/2035(e)		587	475,296
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.25% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (e)		684	653,103

			2,443,115

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		274	196,143
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,998	1,111,817
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		488	349,582
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	261,791

			1,919,333

Total Collateralized Mortgage Obligations (cost $267,103,774)			264,308,823

ASSET-BACKED SECURITIES – 5.9%
Autos - Fixed Rate – 3.4%
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026		7,246	7,245,246
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		4,800	4,723,781
Series 2023-5A, Class B 6.12%, 04/20/2028(b)		3,817	3,768,421
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		1,345	1,269,876
Series 2021-N4, Class D 2.30%, 09/11/2028		3,177	2,985,733
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,399,866

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)	U.S.$	5,050	$4,710,202
Series 2022-A, Class C 2.17%, 04/16/2029(b)		5,564	5,248,507
Series 2023-A, Class A 5.54%, 03/16/2026(b)		2,809	2,797,603
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(b)		4,539	4,524,093
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		1,405	1,338,381
Series 2023-1A, Class A2 6.57%, 06/15/2028(b)		3,554	3,518,930
Flagship Credit Auto Trust Series 2023-2, Class A2 5.76%, 04/15/2027(b)		6,310	6,278,664
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	4,940,359
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(b)		1,707	1,664,050
Series 2022-1A, Class A 5.21%, 06/15/2027(b)		4,051	4,003,794
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)		7,939	7,873,125
Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		4,487	4,457,731
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(b)		1,954	1,942,687
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(b)		2,993	2,989,067
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		5,109	4,996,948
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		4,029	3,962,600
Series 2022-C, Class B 6.451%, 12/15/2032(b)		4,275	4,263,854
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		1,803	1,743,319
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(b)		1,891	1,886,512

	Principal Amount (000)		U.S. $ Value

Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(b)	U.S.$	7,716	$7,694,550
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		7,850	7,835,401

			112,063,300

Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		8,362	6,875,360
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		825	802,096
Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		880	848,488
Series 2022-A, Class B 4.64%, 05/17/2027(b)		750	715,543
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		1,376	1,345,895
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		2,414	2,391,349
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		1,762	1,657,708
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(b)		1,083	1,039,075
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		1,731	1,473,515
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		2,202	1,833,701
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		493	449,656
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)		3,651	3,098,897
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(b)		7,711	6,580,543
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		4,342	3,681,109
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		2,216	1,881,990

	Principal Amount (000)		U.S. $ Value

Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)	U.S.$	3,191	$2,859,031
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,585	2,199,812
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(b)		5,570	5,519,755
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		2,695	2,377,110
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		5,454	4,447,848
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		6,617	6,426,463
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		3,191	2,662,381
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		2,008	1,620,466
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		3,421	2,713,279
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		3,096	2,542,906
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		2,786	2,765,385
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(b)		5,220	5,022,769

			75,832,130

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(b)		7,665	7,461,834

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.75% (LIBOR 1 Month + 0.60%), 04/25/2034(e)		3	2,402

Total Asset-Backed Securities (cost $208,527,847)			195,359,666

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%
Non-Agency Floating Rate CMBS – 1.7%
AREIT Trust Series 2022-CRE6, Class A 6.317% (SOFR + 1.25%), 01/20/2037(b) (e)		12,058	11,748,098

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.194% (LIBOR 1 Month + 1.00%), 11/15/2033(b) (e)	U.S.$	10,570	$9,256,762
BBCMS Mortgage Trust Series 2020-BID, Class A 7.333% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (e)		7,708	7,236,445
BFLD Trust Series 2021-FPM, Class A 6.794% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (e)		11,683	11,108,978
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.093% (LIBOR 1 Month + 1.90%), 04/15/2034(b) (e)		1,772	1,731,625
Series 2019-IMC, Class E 7.343% (LIBOR 1 Month + 2.15%), 04/15/2034(b) (e)		6,595	6,408,036
CLNY Trust Series 2019-IKPR, Class D 7.287% (SOFR + 2.14%), 11/15/2038(b) (e)		5,360	4,956,534
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.067% (SOFR + 2.00%), 01/25/2051(b) (e)		737	706,788
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.726% (SOFR + 1.58%), 07/15/2036(b) (e)		2,750	2,585,836

			55,739,102

Non-Agency Fixed Rate CMBS – 1.2%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(b)		2,805	2,258,131
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	2,990,814
Commercial Mortgage Trust Series 2012-CR3, Class E 4.796%, 10/15/2045(b)		3,938	2,159,753
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.297%, 08/10/2044(b)		333	104,105
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(f) (i)		3,566	3,352,805
Series 2021-1, Class A2 2.435%, 08/15/2026(f) (i)		9,371	8,850,788

	Principal Amount (000)		U.S. $ Value

Series 2021-1, Class AS 2.638%, 08/15/2026(f) (i)	U.S.$	249	$228,129
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		6,860	6,504,338
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.43%, 08/15/2046(b)		2,527	1,096,587
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,674,775
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,206,612
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,478,166
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	300,660
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		1,285	1,282,955
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	2,704,832
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,051,641

			40,245,091

Total Commercial Mortgage-Backed Securities (cost $107,041,722)			95,984,193

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.39% (LIBOR 3 Month + 1.13%), 04/15/2034(b) (e)		450	442,208
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.45% (LIBOR 3 Month + 1.20%), 07/20/2034(b) (e)		6,496	6,394,648
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.21% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (e)		4,670	4,440,666
Elevation CLO Ltd. Series 2020-11A, Class D1 9.11% (LIBOR 3 Month + 3.85%), 04/15/2033(b) (e)		4,500	4,075,295
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.38% (LIBOR 3 Month + 1.13%), 07/20/2034(b) (e)		5,900	5,810,001

	Principal Amount (000)		U.S. $ Value

Elmwood CLO XII Ltd. Series 2021-5A, Class D 8.30% (LIBOR 3 Month + 3.05%), 01/20/2035(b) (e)	U.S.$	2,100	$1,968,761
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.375% (LIBOR 3 Month + 1.11%), 07/19/2034(b) (e)		4,290	4,222,484
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.32% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (e)		6,463	6,345,682
Golub Capital Partners 48 LP Series 2020-48A, Class A1 6.57% (LIBOR 3 Month + 1.31%), 04/17/2033(b) (e)		644	634,187
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 6.39% (LIBOR 3 Month + 1.13%), 07/17/2035(b) (e)		6,910	6,802,252
OCP CLO Ltd. Series 2020-18A, Class AR 6.34% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (e)		8,088	7,992,909
Palmer Square CLO Ltd. Series 2021-4A, Class A 6.43% (LIBOR 3 Month + 1.17%), 10/15/2034(b) (e)		730	717,037
Pikes Peak CLO 8 Series 2021-8A, Class A 6.42% (LIBOR 3 Month + 1.17%), 07/20/2034(b) (e)		7,300	7,191,135
Rad CLO 11 Ltd. Series 2021-11A, Class D 8.16% (LIBOR 3 Month + 2.90%), 04/15/2034(b) (e)		3,800	3,534,984
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.43% (LIBOR 3 Month + 1.17%), 01/15/2035(b) (e)		829	810,384
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.26% (LIBOR 3 Month + 2.00%), 04/17/2033(b) (e)		2,090	2,008,785
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.42% (LIBOR 3 Month + 1.16%), 10/15/2034(b) (e)		11,084	10,880,049
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.41% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (e)		5,449	5,330,999
Series 2021-3A, Class D 8.50% (LIBOR 3 Month + 3.25%), 10/20/2034(b) (e)		3,200	2,787,562

	Principal Amount (000)		U.S. $ Value

Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.49% (LIBOR 3 Month + 1.24%), 01/20/2034(b) (e)	U.S.$	1,089	$1,069,709
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 8.30% (LIBOR 3 Month + 3.05%), 10/20/2034(b) (e)		1,900	1,775,493
TICP CLO XV Ltd. Series 2020-15A, Class A 6.53% (LIBOR 3 Month + 1.28%), 04/20/2033(b) (e)		250	247,480
Voya CLO Ltd. Series 2019-1A, Class DR 8.11% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (e)		1,850	1,664,062

Total Collateralized Loan Obligations (cost $89,955,785)			87,146,772

CORPORATES - NON-INVESTMENT GRADE – 1.6%
Industrial – 1.5%
Capital Goods – 0.0%
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	1,444	1,407,945

Communications - Media – 0.4%
Altice Financing SA 3.00%, 01/15/2028(b)		2,174	1,827,857
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(b)	U.S.$	1,424	1,186,206
4.50%, 06/01/2033(b)		5,124	4,024,338
4.75%, 02/01/2032(b)		1,041	847,208
DISH DBS Corp. 5.75%, 12/01/2028(b)		3,890	2,910,926
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	2,174	2,111,320
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)		2,093	1,750,299

			14,658,154

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(b)		1,024	814,979
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)		2,174	2,164,530

			2,979,509

Consumer Cyclical - Automotive – 0.3%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	3,333	3,231,777

	Principal Amount (000)		U.S. $ Value

Ford Motor Credit Co. LLC 6.95%, 06/10/2026	U.S.$	243	$244,242
7.35%, 11/04/2027		1,450	1,483,843
ZF North America Capital, Inc. 6.875%, 04/14/2028(b)		1,988	2,016,587
7.125%, 04/14/2030(b)		1,617	1,646,623

			8,623,072

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(b)		5,633	4,990,049
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(b)		4,339	4,555,516

			9,545,565

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 7.00%, 02/15/2030(b)		1,793	1,801,732

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)		3,900	3,391,869
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	1,420	1,344,753

			4,736,622

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(b)		2,174	2,067,101

Technology – 0.1%
Seagate HDD Cayman 8.25%, 12/15/2029(b)	U.S.$	3,553	3,712,423

			49,532,123

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (d)		2,589	2,260,715

Total Corporates - Non-Investment Grade (cost $58,454,400)			51,792,838

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.8%
United States – 0.8%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		4,170	4,170,000
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,037,929

	Principal Amount (000)		U.S. $ Value

State of California Series 2010 7.625%, 03/01/2040	U.S.$	8,520	$10,709,543
University of California Series 2021-B 3.071%, 05/15/2051		7,960	5,620,374

Total Local Governments - US Municipal Bonds (cost $27,510,883)			26,537,846

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(b)		1,862	1,417,215
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		761	559,419

			1,976,634

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	4,750,043
6.95%, 01/17/2028(b)		1,456	1,445,080
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		3,418	13,674

			6,208,797

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		825	660,083

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	2,468,475

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(b)		2,258	2,097,659

			13,411,648

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(f)		565	550,344

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (c) (j)		2,635	107,734
7.125%, 12/26/2046(b) (c) (j)		782	50,624

			158,358

Total Emerging Markets - Corporate Bonds (cost $20,920,991)			14,120,350

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)	U.S.$	4,878	$ 4,815,171

Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(b)		2,363	2,358,806

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		1,800	1,613,232

Total Quasi-Sovereigns (cost $9,017,629)			8,787,209

AGENCIES – 0.2%
Agency Debentures – 0.2%
Federal Home Loan Banks 2.50%, 02/13/2024 (cost $6,167,192)		6,170	6,059,248

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(i) (k) (l) (cost $3,196,458)		3,599	3,443,682

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $3,827,000)	U.S.$	3,827	3,256,815

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $2,483,220)		2,490	1,880,622

SHORT-TERM INVESTMENTS – 6.9%
U.S. Treasury Bills – 6.9%
U.S. Treasury Bill Zero Coupon, 08/29/2023		14,648	14,528,077
Zero Coupon, 09/19/2023		33,504	33,127,907
Zero Coupon, 10/24/2023		102,015	100,345,085
Zero Coupon, 09/07/2023		27,318	27,058,716
Zero Coupon, 07/11/2023		54,516	54,455,427

Total U.S. Treasury Bills (cost $229,526,194)			229,515,212

U.S. $ Value

Total Investments – 108.1% (cost $3,838,745,688)(m)	$3,591,804,438
Other assets less liabilities – (8.1)%	(269,508,268)

Net Assets – 100.0%	$3,322,296,170

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	1,093	September 2023	$129,452,188	$(708,324)
U.S. Long Bond (CBT) Futures	89	September 2023	11,294,656	95,327
U.S. T-Note 5 Yr (CBT) Futures	5,770	September 2023	617,930,938	(7,731,262)
U.S. Ultra Bond (CBT) Futures	56	September 2023	7,628,250	141,192
Sold Contracts
10 Yr Japan Bond (OSE) Futures	91	September 2023	93,683,426	(413,371)
U.S. T-Note 2 Yr (CBT) Futures	861	September 2023	175,078,969	789,170

				$(7,827,268)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EUR	23,499	USD	25,879	07/31/2023	$203,811
State Street Bank & Trust Co.	JPY	4,444	USD	32	08/25/2023	1,103

						$204,914

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$2,567,964	$1,829,114	$738,850

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	22	$(4,798)	$(3,288)	$(1,510)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	74	(15,870)	(8,143)	(7,727)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	91	(19,684)	(10,981)	(8,703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	79	(16,977)	(7,347)	(9,630)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	111	(23,867)	(12,884)	(10,983)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	131	(28,173)	(15,710)	(12,463)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	128	(27,680)	(14,943)	(12,737)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	136	(29,279)	(16,522)	(12,757)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	141	(30,510)	(17,625)	(12,885)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(123)	(65)	(58)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	784	(169,158)	(58,366)	(110,792)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	84	(18,207)	(11,766)	(6,441)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	71	(15,255)	(8,137)	(7,118)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	197	(42,443)	(21,169)	(21,274)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,890	$(407,826)	$(198,483)	$(209,343)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,614	(564,191)	(172,220)	(391,971)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,138	(245,680)	(73,713)	(171,967)

						$(1,659,721)	$(651,362)	$(1,008,359)

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $889,693,954 or 26.8% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.82% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023	$4,894,539	$5,059,088	0.15%
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	3,461,578	3,352,805	0.10%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	9,566,297	8,850,788	0.27%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	253,378	228,129	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	7,284,947	6,504,338	0.20%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.40%, 11/25/2024	11/06/2015	197,075	193,205	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.528%, 02/27/2023	02/11/2020	838,767	808,832	0.02%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	565,000	550,344	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.40%, 11/25/2025	09/28/2015	$948,814	$890,380	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.65%, 11/25/2025	09/28/2015	238,663	229,759	0.01%

(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2023.
(k)	Fair valued by the Adviser.
(l)	Non-income producing security.
(m)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,250,297 and gross unrealized depreciation of investments was $(267,083,410), resulting in net unrealized depreciation of $(254,833,113).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

OTC – Over-the-Counter

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,317,130,905	$—	$1,317,130,905
Corporates - Investment Grade	—	685,281,088	—	685,281,088
Mortgage Pass-Throughs	—	601,199,169	—	601,199,169
Collateralized Mortgage Obligations	—	264,308,823	—	264,308,823
Asset-Backed Securities	—	195,359,666	—	195,359,666
Commercial Mortgage-Backed Securities	—	83,552,471	12,431,722	95,984,193
Collateralized Loan Obligations	—	87,146,772	—	87,146,772
Corporates - Non-Investment Grade	—	51,792,838	—	51,792,838
Local Governments - US Municipal Bonds	—	26,537,846	—	26,537,846
Emerging Markets - Corporate Bonds	—	14,120,350	—	14,120,350
Quasi-Sovereigns	—	8,787,209	—	8,787,209
Agencies	—	6,059,248	—	6,059,248
Common Stocks	—	—	3,443,682	3,443,682
Emerging Markets - Sovereigns	—	3,256,815	—	3,256,815
Governments - Sovereign Bonds	—	1,880,622	—	1,880,622
Short-Term Investments	—	229,515,212	—	229,515,212

Total Investments in Securities	—	3,575,929,034	15,875,404	3,591,804,438
Other Financial Instruments(a):
Assets:
Futures	1,025,689	—	—	1,025,689
Forward Currency Exchange Contracts	—	204,914	—	204,914
Centrally Cleared Interest Rate Swaps	—	2,567,964	—	2,567,964
Liabilities:
Futures	(8,852,957)	—	—	(8,852,957)
Credit Default Swaps	—	(1,659,721)	—	(1,659,721)

Total	$(7,827,268)	$3,577,042,191	$15,875,404	$3,585,090,327

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.